                     SUPPLEMENT DATED OCTOBER 14, 2011 TO

             PROSPECTUS DATED APRIL 30, 2010 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

A. LIQUIDATION OF GENWORTH VARIABLE INSURANCE TRUST AND PROPOSED SUBSTITUTION

On September 30, 2011, the Board of Trustees (the "Board") of Genworth Variable Insurance Trust ("GVIT") voted to approve a Plan of Liquidation that would result in the liquidation of all GVIT portfolios. In accordance with the Board's decision to terminate operations, and subject to the approval by shareholders of the proposed substitutions described below, all GVIT portfolios will be liquidated effective at the close of business on or about January 27, 2012.

On or about the close of business January 27, 2012, Genworth Life Insurance Company of New York (the "Company") and Genworth Life of New York VA Separate Account 1 plan to substitute shares of certain portfolios of GVIT specified below (the "Existing Portfolios") for shares of certain portfolios of Fidelity(R) Variable Insurance Products Fund ("Fidelity VIP Fund") specified below (the "Substitute Portfolios").

The effect of the proposed substitutions would be to replace the Existing Portfolios with the Substitute Portfolios as investment options under your Contract, as follows:

          EXISTING PORTFOLIOS                   SUBSTITUTE PORTFOLIOS
 -----------------------------------------------------------------------------
 Genworth Calamos Growth Fund           Fidelity VIP Growth Opportunities
                                        Portfolio -- Service Class 2
 Genworth PYRAMIS(R) Small/Mid Cap      Fidelity VIP Mid Cap Portfolio --
   Core Fund                            Service Class 2
 Genworth Davis NY Venture Fund         Fidelity VIP Equity-Income Portfolio
                                        -- Service Class 2
 Genworth Eaton Vance Large Cap Value   Fidelity VIP Equity-Income Portfolio
   Fund                                 -- Service Class 2
 Genworth Legg Mason ClearBridge        Fidelity VIP Growth Stock Portfolio
   Aggressive Growth Fund               -- Service Class 2
 Genworth PIMCO StocksPLUS Fund         Fidelity VIP Contrafund(R) Portfolio
                                        -- Service Class 2
 Genworth Goldman Sachs Enhanced Core   Fidelity VIP Investment Grade Bond
   Bond Index Fund                      Portfolio -- Service Class 2
 Genworth Enhanced International Index  Fidelity VIP Contrafund(R) Portfolio
   Fund                                 -- Service Class 2
 Genworth 40/60 Index Allocation Fund   Fidelity VIP FundsManager(R) 50%
                                        Portfolio -- Service Class 2
 Genworth 60/40 Index Allocation Fund   Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Moderate Allocation Fund      Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Growth Allocation Fund        Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2

The proposed substitutions will not be carried out unless shareholders of the Existing Portfolios as of a to-be-specified record date approve the substitutions. The Company anticipates that, if shareholder approval is obtained, and all of the systems needed to perform the substitutions are in place, the proposed substitutions will occur on or about the close of business January 27, 2012.

40725NY SUPPG 10/14/11

Contract owners invested in the Existing Portfolios as of the record date will receive detailed information about the liquidation and proposed substitutions in a proxy statement provided by GVIT expected to be mailed in November 2011. The proxy statement will include information such as a comparison of the fees and expenses, investment objectives, investment strategies and principal risks of the Existing Portfolio and Substitute Portfolios.

The Company proposes to carry out the proposed substitutions by redeeming shares of the Existing Portfolios and purchasing shares of the corresponding Substitute Portfolios. Any contract value that you have allocated to a subaccount investing in the Existing Portfolio(s) on the date of the substitutions will, in effect, be transferred to a subaccount investing in the corresponding Substitute Portfolio(s). At any time prior to the proposed substitutions, or within 90 days after the proposed substitutions, you may make transfers of contract value from each subaccount investing in the Existing Portfolio(s) (before the substitutions) or the Substitute Portfolio(s) (after the substitutions) to any other available subaccount(s). The Company will not consider such transfers for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. Please note that if you have elected an optional living benefit rider, any transfers are subject to the limitations imposed by the Investment Strategy for that rider.

As a result of the proposed liquidation and substitution, after the close of business January 27, 2012, the percentage allocations and portfolio selections for Asset Allocation Models available in your contract will be updated. More information about the Asset Allocation update is provided later in this supplement.

Prospectuses for the Substitute Portfolios may be obtained free of charge by calling us at (800) 313-5282, or writing us at Genworth Life Insurance Company of New York, 6610 West Broad Street, Richmond, VA 23230.

B. NEW FIDELITY VIP FUND PORTFOLIOS

As a result of the GVIT liquidation and substitutions, the following new Fidelity VIP Fund portfolios will be added to your Contract:

Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2
Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2
Fidelity VIP Growth Opportunities Portfolio -- Service Class 2
Fidelity VIP Growth Stock Portfolio -- Service Class 2

Effective January 27, 2012:

1. All references to GVIT and its portfolios are deleted in the prospectus.

2. In the list of Portfolios at the beginning of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP FundsManager(R) 50% Portfolio -- Service Class 2
VIP FundsManager(R) 60% Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

3. In the "Subaccounts" section of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

               --------------------------------------------------
                                               ADVISER (AND
                               INVESTMENT      SUB-ADVISER(S), AS
               SUBACCOUNT      OBJECTIVE       APPLICABLE)
               --------------------------------------------------
               VIP Balanced    Seeks income     Fidelity
               Portfolio --    and capital      Management &
               Service Class 2 growth           Research
                               consistent       Company (FMR)
                               with             (subadvised by
                               reasonable       Fidelity
                               risk.            Investments
                                                Money
                                                Management,
                                                Inc. (FIMM),
                                                FMR Co., Inc.
                                                (FMRC),
                                                Fidelity
                                                Research &
                                                Analysis
                                                Company
                                                (FRAC),
                                                Fidelity
                                                Management &
                                                Research
                                                (U.K.) Inc.
                                                (FMR U.K.),
                                                Fidelity
                                                International
                                                Investment
                                                Advisors
                                                (FIIA),
                                                Fidelity
                                                International
                                                Investment
                                                Advisors
                                                (U.K.) Limited
                                                (FIIA(U.K.)L),
                                                and Fidelity
                                                Investments
                                                Japan Limited
                                                (FIJ))
               --------------------------------------------------
               VIP             Seeks            FMR
               Contrafund(R)   long-term        (subadvised by
               Portfolio --    capital          FMRC, FRAC,
               Service Class 2 appreciation.    FMR U.K.,
                                                FIIA,
                                                FIIA(U.K.)L,
                                                and FIJ
               --------------------------------------------------
               VIP Dynamic     Seeks capital    FMR
               Capital         appreciation.    (subadvised by
               Appreciation                     FMRC, FRAC,
               Portfolio --                     FMR U.K.,
               Service Class 2                  FIIA,
                                                FIIA(U.K.)L,
                                                and FIJ
               --------------------------------------------------
               VIP             Seeks            FMR
               Equity-Income   reasonable       (subadvised by
               Portfolio --    income. The      FMRC, FRAC,
               Service Class 2 fund will also   FMR U.K.,
                               consider the     FIIA,
                               potential for    FIIA(U.K.)L,
                               capital          and FIJ)
                               appreciation.
                               The fund's
                               goal is to
                               achieve a
                               yield which
                               exceeds the
                               composite
                               yield on the
                               securities
                               comprising the
                               S&P 500(R)
                               Index.
               --------------------------------------------------
               VIP             The fund seeks   Strategic
               FundsManager(R) high total       Advisers
               50% Portfolio   return.          (investment
               -- Service                       manager for
               Class 2                          each VIP
                                                FundsManager(R)
                                                Portfolio);
                                                FMR (fund
                                                manager for
                                                each
                                                underlying
                                                Fidelity fund)
               --------------------------------------------------
               VIP             The fund seeks   Strategic
               FundsManager(R) high total       Advisers
               60% Portfolio   return.          (investment
               -- Service                       manager for
               Class 2                          each VIP
                                                FundsManager(R)
                                                Portfolio);
                                                FMR (fund
                                                manager for
                                                each
                                                underlying
                                                Fidelity fund)
               --------------------------------------------------
               VIP Growth      Seeks to         FMR
               Portfolio --    achieve          (subadvised by
               Service Class 2 capital          FMRC, FRAC,
                               appreciation.    FMR U.K.,
                                                FIIA,
                                                FIIA(U.K.)L,
                                                and FIJ)
               --------------------------------------------------
               VIP Growth &    Seeks high       FMR
               Income          total return     (subadvised by
               Portfolio --    through          FMRC, FRAC,
               Service Class 2 combination of   FMR U.K.,
                               current income   FIIA,
                               and capital      FIIA(U.K.)L,
                               appreciation.    and FIJ)
               --------------------------------------------------
               VIP Growth      The fund seeks   FMR
               Opportunities   to provide       (subadvised by
               Portfolio --    capital growth.  FMRC, FMR
               Service Class 2                  U.K., Fidelity
                                                Management &
                                                Research (Hong
                                                Kong) Limited
                                                (FMR H.K.),
                                                and Fidelity
                                                Management &
                                                Research
                                                (Japan) Inc.
                                                (FMR Japan))
               --------------------------------------------------
               VIP Growth      The fund seeks   FMR
               Stock           capital          (subadvised by
               Portfolio --    appreciation.    FMRC, FMR
               Service Class 2                  U.K., FMR
                                                H.K., and FMR
                                                Japan)
               --------------------------------------------------
               VIP Investment  Seeks as high    FMR
               Grade Bond      a level of       (subadvised by
               Portfolio --    current income   FIMM, FRAC,
               Service Class 2 as is            FIIA and
                               consistent       FIIA(U.K.)L)
                               with the
                               preservation
                               of capital.
               --------------------------------------------------
               VIP Mid Cap     Seeks            FMR
               Portfolio --    long-term        (subadvised by
               Service Class 2 growth of        FMRC, FRAC,
                               capital.         FMR U.K.,
                                                FIIA,
                                                FIIA(U.K.)L,
                                                and FIJ)
               --------------------------------------------------
               VIP Value       Seeks capital    FMR
               Strategies      appreciation.    (subadvised by
               Portfolio --                     FMRC, FRAC,
               Service Class 2                  FMR U.K.,
                                                FIIA,
                                                FIIA(U.K.)L,
                                                and FIJ)
               --------------------------------------------------

4. In the "Subaccounts" section of the prospectus, the section titled "Information about the Genworth Variable Insurance Trust" is deleted.

5. Under "Payments from Funds and Fund Affiliates" in the "Subaccounts" section of the prospectus, GVIT and its portfolios are deleted from the list of portfolios that pay a service fee.

6. In the "Subaccounts" section of the prospectus, GVIT is deleted from the list of funds that pay 12b-1 fees to Capital Brokerage Corporation.

7. Under "The Asset Allocation Models" in the "Asset Allocation Program" section of the prospectus, all references to the relationship between GVIT and Genworth Financial Wealth Management, Inc. (GFWM) are deleted.

C. ASSET ALLOCATION MODELS

Effective after the close of business January 27, 2012, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid
                             Cap Core Fund -- Service
                             Shares (formerly, Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares)                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares (formerly,
                             Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares)    2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

           EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JANUARY 27, 2012

                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

Effective after the close of business January 27, 2012, the Build Your Own Asset Allocation Model will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for the Build Your Own Asset Allocation Models, before and after the update, are provided on the next two pages.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    Genworth Goldman Sachs
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllianceBernstein Small Cap Growth        Enhanced Core Bond
Columbia Marsico Growth Fund, Variable Series -- Class A     Portfolio -- Class B                     Index Fund -- Service
Fidelity VIP Balanced Portfolio -- Service Class 2          American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      Protection Fund -- Class II             PIMCO VIT Long-Term U.S.
Fidelity VIP Equity-Income Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Government Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2    -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --     Columbia Marsico International            Shares
 Class 2 Shares                                              Opportunities Fund, Variable Series --  PIMCO VIT Low Duration
Franklin Templeton VIP Templeton Growth Securities           Class B                                  Portfolio --
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --     Shares
 Class 1 Shares                                              Service Shares                          PIMCO VIT Total Return
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service     Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares                                   Administrative Class
Genworth Davis NY Venture Fund -- Service Shares            Fidelity VIP Dynamic Capital              Shares
Genworth Eaton Vance Large Cap Value Fund                    Appreciation Portfolio -- Service
Genworth PIMCO StocksPLUS Fund -- Service Shares             Class 2
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Growth Portfolio --
Invesco V.I. International Growth Fund -- Series II shares   Service Class 2
Invesco Van Kampen V.I. Comstock Fund -- Series II shares   Fidelity VIP Mid Cap Portfolio --
 (formerly, Van Kampen Life Investment Trust -- Comstock     Service Class 2
 Portfolio -- Class II Shares)                              Fidelity VIP Value Strategies Portfolio
Invesco Van Kampen V.I. Equity and Income Fund --            -- Service Class 2
 Series II shares (formerly, The Universal Institutional    GE Investments Funds Real Estate
 Funds, Inc. -- Equity and Income Portfolio --               Securities Fund -- Class 1 Shares
 Class II Shares)                                           GE Investments Funds Small-Cap Equity
Janus Aspen Balanced Portfolio -- Service Shares             Fund -- Class 1 Shares
MFS(R) Total Return Series -- Service Class Shares          Genworth Calamos Growth Fund -- Service
Oppenheimer Balanced Fund/VA -- Service Shares               Shares
Oppenheimer Capital Appreciation Fund/VA -- Service         Genworth Enhanced International Index
 Shares                                                      Fund -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares     Genworth Legg Mason ClearBridge
Oppenheimer Main Street Fund/VA -- Service Shares            Aggressive Growth Fund -- Service
                                                             Shares
                                                            Genworth PYRAMIS(R) Small/Mid Cap Core
                                                             Fund -- Service Shares (formerly,
                                                             Genworth Columbia Mid Cap Value Fund
                                                             -- Service Shares)
                                                            Invesco V.I. Capital Appreciation Fund
                                                             -- Series I shares
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street
                                                             Small-& Mid-Cap Fund(R)/VA -- Service
                                                             Shares (formerly, Oppenheimer Main
                                                             Street Small Cap Fund/VA -- Service
                                                             Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2 (formerly, Evergreen
                                                             Variable Annuity Trust -- Evergreen VA
                                                             Omega Fund -- Class 2)


             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

           EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JANUARY 27, 2012

                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllianceBernstein Small Cap Growth        Government Portfolio --
Columbia Marsico Growth Fund, Variable Series -- Class A     Portfolio -- Class B                     Administrative Class
Fidelity VIP Balanced Portfolio -- Service Class 2          American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Equity-Income Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2    -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --     Columbia Marsico International            Shares
 Class 2 Shares                                              Opportunities Fund, Variable Series --  PIMCO VIT Total Return
Franklin Templeton VIP Templeton Growth Securities           Class B                                  Portfolio --
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --     Shares
 Class 1 Shares                                              Service Shares
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Dynamic Capital
Invesco V.I. International Growth Fund -- Series II shares   Appreciation Portfolio -- Service
Invesco Van Kampen V.I. Comstock Fund -- Series II shares    Class 2
 (formerly, Van Kampen Life Investment Trust -- Comstock    Fidelity VIP Growth Portfolio --
 Portfolio -- Class II Shares)                               Service Class 2
Invesco Van Kampen V.I. Equity and Income Fund --           Fidelity VIP Growth Opportunities
 Series II shares (formerly, The Universal Institutional     Portfolio -- Service Class 2
 Funds, Inc. -- Equity and Income Portfolio --              Fidelity VIP Growth Stock Portfolio --
 Class II Shares)                                            Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares           Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares              Fidelity VIP Value Strategies Portfolio
Oppenheimer Capital Appreciation Fund/VA -- Service          -- Service Class 2
 Shares                                                     GE Investments Funds Real Estate
Oppenheimer Global Securities Fund/VA -- Service Shares      Securities Fund -- Class 1 Shares
Oppenheimer Main Street Fund/VA -- Service Shares           GE Investments Funds Small-Cap Equity
                                                             Fund -- Class 1 Shares
                                                            Invesco V.I. Capital Appreciation Fund
                                                             -- Series I shares
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small- & Mid-
                                                             Cap Fund(R)/ VA -- Service Shares
                                                             (formerly, Oppenheimer Main Street
                                                             Small Cap Fund/VA -- Service Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2 (formerly, Evergreen
                                                             Variable Annuity Trust -- Evergreen VA
                                                             Omega Fund -- Class 2)
